Commitments and Contingencies Operating Leases and Purchase Commitments (Details) $ in Millions	Dec. 31, 2016 USD ($)
Operating Leases
2017	$ 2,417
2018	2,118
2019	1,832
2020	1,511
2021	1,102
Thereafter	2,188
Total	11,168
Purchase Commitments
2017	2,011
2018	977
2019	841
2020	704
2021	626
Thereafter	960
Total	$ 6,119